BUSINESS ACQUISITION (Details 3) - USD ($)	12 Months Ended
	Feb. 29, 2016	Feb. 28, 2015	Feb. 28, 2014
Firstleap and Yinghe Youshi [Member]
Business Acquisition [Line Items]
Pro forma net revenues	$ 660,332,001	$ 459,447,759
Pro forma net income	$ 94,756,008	$ 52,981,781
Pro forma net income per share - basic	$ 0.59	$ 0.33
Pro forma net income per share - diluted	$ 0.52	$ 0.32
Muchong.com, Jingshi Shifan and Gaokaopai [Member]
Business Acquisition [Line Items]
Pro forma net revenues		$ 434,205,910	$ 314,304,931
Pro forma net income		$ 66,917,495	$ 60,681,648
Pro forma net income per share - basic		$ 0.42	$ 0.39
Pro forma net income per share - diluted		$ 0.41	$ 0.38